Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Information
Segment Information

16)    Segment Information

The Company manages its operations through two segments. The Company’s two segments, Prescription Medications and Medical Devices, focus on the treatment of male erectile dysfunction. The Prescription Medications segment consists primarily of operations related to Stendra®, which is sold generally in the United States, and H100™ for the treatment of Peyronie’s disease. The Medical Devices segment consists primarily of operations related to vacuum erection devices, which are sold domestically and internationally. The Company separately presents the costs associated with certain corporate functions as Corporate, primarily consisting of unallocated operating expenses including costs that were not specific to a particular segment but are general to the group, expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees, and other similar corporate expenses. Interest and other income (expense), net is also not allocated to the operating segments.

The Company’s results of operations by reportable segment for the three months ended September 30, 2021 are summarized as follows:

	Prescription	Medical
For the three months ended September 30, 2021	Medications	Devices	Corporate	Consolidated
Net sales	$1,377,291	$767,878	$—	$2,145,169
Cost of goods sold	45,254	273,904	—	319,158
Selling, general and administrative expenses	1,318,610	722,998	1,371,615	3,413,223
Research and development expenses	280,576	—	—	280,576
Depreciation and amortization expense	1,398,270	330,559	—	1,728,829
Change in fair value of derivative liability	—	—	(1,970,000)	(1,970,000)
Interest expense	—	—	67,936	67,936
Income tax expense	—	(2,345)	—	(2,345)
Net income (loss)	$(1,665,419)	$(561,928)	$530,449	$(1,696,898)

The Company’s results of operations by reportable segment for the three months ended September 30, 2020 are summarized as follows:

	Prescription	Medical
For the three months ended September 30, 2020	Medications	Devices	Corporate	Consolidated
Net sales	$2,590,151	$874,544	$—	$3,464,695
Cost of goods sold	749,575	232,328	—	981,903
Selling, general and administrative expenses	1,837,864	566,666	716,493	3,121,023
Research and development expense	36,828	—	—	36,828
Depreciation and amortization expense	1,353,591	307,771	—	1,661,362
Interest expense	—	—	970,085	970,085
Income tax benefit	—	6,143	—	6,143
Net loss	$(1,387,707)	$(226,078)	$(1,686,578)	$(3,300,363)

The Company’s results of operations by reportable segment for the nine months ended September 30, 2021 are summarized as follows:

	Prescription	Medical
For the nine months ended September 30, 2021	Medications	Devices	Corporate	Consolidated
Net sales	$6,227,753	$2,450,671	$—	$8,678,424
Cost of goods sold	607,582	748,256	—	1,355,838
Selling, general and administrative expenses	4,985,603	2,014,424	4,411,086	11,411,113
Research and development expenses	799,803	—	—	799,803
Depreciation and amortization expense	4,194,809	991,677	—	5,186,486
Change in fair value of derivative liability	—	—	(9,640,000)	(9,640,000)
Interest expense	—	—	356,873	356,873
Income tax expense	—	(9,045)	—	(9,045)
Net income (loss)	$(4,360,044)	$(1,312,731)	$4,872,041	$(800,734)

The Company’s results of operations by reportable segment for the nine months ended September 30, 2020 are summarized as follows:

	Prescription	Medical
For the nine months ended September 30, 2020	Medications	Devices	Corporate	Consolidated
Net sales	$4,128,694	$2,501,486	$—	$6,630,180
Cost of goods sold	1,527,169	778,000	—	2,305,169
Selling, general and administrative expenses	6,658,231	1,780,530	3,558,424	11,997,185
Research and development expense	307,796	—	—	307,796
Depreciation and amortization expense	4,060,772	923,312	—	4,984,084
Interest expense	—	—	2,233,794	2,233,794
Income tax benefit	—	49,895	—	49,895
Net loss	$(8,425,274)	$(930,461)	$(5,792,218)	$(15,147,953)

The following table reflects net sales by geographic region for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
Net sales	2021	2020	2021	2020
United States	$1,861,222	$3,125,572	$7,754,534	$5,780,165
International	283,947	339,123	923,890	850,015
	$2,145,169	$3,464,695	$8,678,424	$6,630,180

No individual country other than the United States accounted for 10% of total sales for the three or nine months ended September 30, 2021 and 2020.

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of September 30, 2021, are summarized as follows:

	Prescription
	Medications	Medical Devices	Consolidated
Intangible assets, net	$20,438,542	$6,543,556	$26,982,098
Total segment assets	$43,790,552	$8,244,776	$52,035,328

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of December 31, 2020, are summarized as follows:

	Prescription
	Medications	Medical Devices	Consolidated
Intangible assets, net	$24,625,686	$7,535,233	$32,160,919
Total segment assets	$60,725,191	$9,128,823	$69,854,014

18)    Segment Information

The Company manages its operations through two segments. The Company’s two segments, Prescription Medications and Medical Devices, focus on the treatment of male erectile dysfunction. The Prescription Medications segment consists primarily of operations related to Stendra®, which is sold generally in the United States, and H100™ for the treatment of Peyronie’s disease. The Medical Devices segment consists primarily of operations related to vacuum erection devices, which are sold domestically and internationally. The Company separately presents the costs associated with certain corporate functions as Corporate, primarily consisting of unallocated operating expenses including costs that were not specific to a particular segment but are general to the group, expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Interest and other income (expense), net is also not allocated to the operating segments.

The Company’s results of operations by reportable segment for the year ended December 31, 2020 are summarized as follows:

	Prescription	Medical
For the year ended December 31, 2020	Medications	Devices	Corporate	Consolidated
Net sales	$6,357,498	$3,201,971	$—	$9,559,469
Cost of goods sold	3,083,417	963,049	—	4,046,466
Selling, general and administrative expenses	8,784,716	2,024,448	4,865,804	15,674,968
Research and development expenses	459,636	—	—	459,636
Depreciation and amortization expense	5,424,292	1,236,146	—	6,660,438
Change in fair value of derivative liability	1,680,000	—	—	1,680,000
Interest expense	—	—	3,050,879	3,050,879
Income tax benefit	—	1,426,993	—	1,426,993
Net loss	$(13,074,563)	$405,321	$(7,916,683)	$(20,585,925)

The Company’s results of operations by reportable segment for the year ended December 31, 2019 are summarized as follows:

	Prescription	Medical
For the Year Ended December 31, 2019	Medications	Devices	Corporate	Consolidated
Net sales	$11,110,660	$4,466,506	$—	$15,577,166
Cost of goods sold	6,057,977	1,369,134	—	7,427,111
Selling, general and administrative expenses	13,873,200	2,735,390	3,118,633	19,727,223
Depreciation and amortization expense	4,145,833	1,145,274	—	5,291,107
Impairment loss	2,443,930	—		2,443,930
Interest expense	—	—	13,844,961	13,844,961
Income tax expense	—	645,866	—	645,866
Net loss	$(15,410,280)	$(137,426)	$(16,963,594)	$(32,511,300)

The following table reflects net sales by geographic region for the years ended December 31, 2020 and 2019:

	For the Years Ended
	December 31,
Net sales	2020	2019
United States	$8,555,831	$14,236,886
International	1,003,638	1,340,280
	$9,559,469	$15,577,166

No individual country other than the United States accounted for 10% of total sales for the year ended December 31, 2020 and 2019.

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of December 31, 2020 are summarized as follows:

	Prescription
	Medications	Medical Devices	Consolidated
Intangible assets, net	$24,625,686	$7,535,233	$32,160,919
Total segment assets	$60,725,191	$9,128,823	$69,854,014

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of December 31, 2019 are summarized as follows:

	Prescription
	Medications	Medical Devices	Consolidated
Intangible assets, net	$30,039,758	$8,771,379	$38,811,137
Total segment assets	$47,455,382	$10,910,911	$58,366,293